Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004013 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004013 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000004013 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004013 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004013 | Tsuruha Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004013 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004013 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004013 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004013 | Shin-Etsu Chemical
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004013 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004013 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000004013 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004013 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004013 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004013 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004013 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000004013 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004013 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004013 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004013 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000184318 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000184318 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000184318 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184318 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184318 | Tsuruha Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184318 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184318 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184318 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184318 | Shin-Etsu Chemical
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184318 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184318 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000184318 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000184318 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000184318 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000184318 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000184318 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000184318 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184318 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000184318 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000184318 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000225810 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225810 | Sony Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225810 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225810 | ITOCHU
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225810 | Tsuruha Holdings
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225810 | ORIX
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225810 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225810 | Resona Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225810 | Shin-Etsu Chemical
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225810 | Mitsubishi Electric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225810 | Electric Appliances & Precision Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000225810 | IT & Services & Others
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000225810 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000225810 | Raw Materials & Chemicals
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000225810 | Automobiles & Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000225810 | Commercial & Wholesale Trade
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000225810 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000225810 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225810 | Financials Ex-Banks
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000225810 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	14.30%